Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Cash and cash equivalents	$1,248,772	$1,121,396
Restricted cash	246,518	178,951
Total cash, cash equivalents and restricted cash	$1,495,290	$1,300,347

Schedule of restricted cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Cash and cash equivalents	$1,248,772	$1,121,396
Restricted cash	246,518	178,951
Total cash, cash equivalents and restricted cash	$1,495,290	$1,300,347